Restricted Share Units (Tables)	12 Months Ended
Oct. 31, 2022
Restricted Share Units [Abstract]
Schedule of restricted share units
	Number of RSUs	Weighted average issue price

Balance, October 31, 2020	–	$–

Granted	6,667	23.10
Vested	(6,667)	23.10

Balance, October 31, 2021	–	–

Granted	51,339	10.57
Vested	(42,006)	11.07

Balance, October 31, 2022	9,333	$8.30